Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Schedule of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ (39,044,925)	$ (37,351,677)	$ (27,495,158)
Increases recorded in expenses	(19,535,707)	(20,766,362)	(16,987,769)
Adjustment on initial application of IFRS 9	(2,400,783)
Write-offs	15,497,254	17,713,992	12,587,567
Translation effect	4,686,136	1,359,122	(5,456,317)
Balance at end of year	$ (40,798,025)	$ (39,044,925)	$ (37,351,677)